S000010361 [Member] Expense Example - AB Virginia Portfolio	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 379
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,376
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258	[1]
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,756
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 812

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.